STATEMENT OF INVESTMENTS
BNY Mellon Ultra Short Income Fund

February 29, 2020 (Unaudited)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Commercial Paper - 12.7%
Cancara Asset Securitisation	1.93	3/9/2020	5,000,000	[a,b]	4,997,718
LMA Americas	1.93	3/27/2020	3,550,000	[a,b]	3,545,806
Sheffield Receivables Company	1.90	3/5/2020	4,500,000	[a,b]	4,498,750
Total Asset-Backed Commercial Paper (cost $13,041,397)			13,042,274
Commercial Paper - 50.2%
ABN Amro Funding USA	1.84	10/2/2020	5,000,000	[a,b]	4,956,118
Bank of Nova Scotia, 3 Month EFFE +.36%	1.94	3/2/2020	4,000,000	[a,c]	4,005,495
Berkshire Hathaway	1.70	3/9/2020	4,500,000	[b]	4,497,937
Collateralized Commercial Paper V Co., 3 Month LIBOR +.07%	1.81	5/5/2020	4,000,000	[c]	4,000,792
Collateralized Commercial Paper V Co., 3 Month LIBOR +.11%	1.82	5/13/2020	1,000,000	[c]	1,000,555
HSBC Bank, 3 Month LIBOR +.07%	1.94	4/8/2020	4,000,000	[a,c]	4,001,317
Hyundai Capital America	1.75	3/26/2020	4,500,000	[b]	4,494,070
Mondelez International	1.77	3/13/2020	1,500,000	[b]	1,498,996
Mondelez International	1.71	3/11/2020	3,000,000	[b]	2,998,286
National Bank of Canada, 3 Month LIBOR +.56%	2.45	3/12/2020	1,000,000	[c]	1,000,684
Nationwide Building Society	2.07	3/4/2020	2,000,000	[a,b]	1,999,548
Nationwide Building Society	1.63	3/25/2020	2,500,000	[b]	2,497,151
Societe Generale	1.61	3/2/2020	4,000,000	[a,b]	3,999,476
Swedbank	1.72	8/10/2020	3,000,000	[b]	2,980,183
Toyota Motor Credit, 1 Month LIBOR +.12%	1.89	4/30/2020	4,500,000	[c]	4,502,731
Westpac Banking, 3 Month LIBOR +.15%	2.04	3/3/2020	3,000,000	[a,c]	3,003,262
Total Commercial Paper (cost $51,410,697)			51,436,601
Negotiable Bank Certificates of Deposit - 32.2%
Bank of Montreal, 3 Month SOFR +.20%	1.78	3/2/2020	2,000,000	[c]	2,000,545
Canadian Imperial Bank of Commerce/New York, 3 Month EFFE +.16%	1.74	3/2/2020	4,500,000	[c]	4,500,655
Commonwealth Bank of Australia/New York, 1 Month LIBOR +.25%	1.86	3/27/2020	2,000,000	[c]	2,000,764
Credit Suisse/New York, 3 Month LIBOR +.08%	1.77	5/20/2020	1,000,000	[c]	1,000,290
Credit Suisse/New York, 1 Month SOFR +.38%	1.96	2/29/2020	4,000,000	[c]	4,001,929

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 32.2% (continued)
Mizuho Bank/New York	1.70	5/27/2020	2,500,000		2,501,545
Norinchukin Bank/New York	1.83	4/7/2020	4,000,000		4,001,341
Skandinaviska Enskilda Banken/New York, 1 Month LIBOR +.19%	1.86	3/9/2020	4,500,000	[c]	4,502,953
Sumitomo Mitsui Banking/New York	1.95	4/22/2020	4,000,000	[a]	4,002,529
Toronto-Dominion Bank/New York, 3 Month SOFR +.15%	1.73	2/29/2020	4,500,000	[c]	4,500,000
Total Negotiable Bank Certificates of Deposit (cost $33,000,376)			33,012,551
Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,033,434)	1.59		1,033,434	[d]	1,033,434
Total Investments (cost $98,485,904)			96.1%	98,524,860
Cash and Receivables (Net)			3.9%	3,950,664
Net Assets			100.0%	102,475,524

EFFE—Effective Federal Funds Rate

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, these securities amounted to $39,010,019 or 38.07% of net assets.

b Security is a discount security. Income is recognized through the accretion of discount.

c Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Ultra Short Income Fund

February 29, 2020 (Unaudited)

The following is a summary of the inputs used as of February 29, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed Commercial Paper	-	13,042,274	-	13,042,274
Commercial Paper	-	51,436,601	-	51,436,601
Negotiable Bank Certificates of Deposit	-	33,012,551	-	33,012,551
Investment Companies	1,033,434	-	-	1,033,434

†  See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

NOTES

At February 29, 2020, accumulated net unrealized appreciation on investments was $38,956, consisting of $40,406 gross unrealized appreciation and $1,450 gross unrealized depreciation.

At February 29, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.